ASSETS HELD FOR SALE (Details) CAD in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 31, 2018 CAD property	Jan. 30, 2018 USD ($) property	Jan. 30, 2018 CAD property	Jan. 31, 2018 property	Dec. 31, 2017 CAD property
Assets held for sale
Number of investment properties					10
Number of income-producing properties disposed				10
Legal and advisory costs | CAD					CAD 0.4
Bowling Green, Kentucky
Assets held for sale
Number of income-producing properties disposed		1	1
St. Thomas, Ontario
Assets held for sale
Number of income-producing properties disposed		2	2
Bowling Green, Kentucky and St. Thomas, Ontario
Assets held for sale
Proceeds from Disposal of Income-Producing Properties		$ 262.3	CAD 328.0
Newmarket, Ontario
Assets held for sale
Number of income-producing properties disposed	7
Proceeds from Disposal of Income-Producing Properties | CAD	CAD 63.0